Goodwill and Other Intangible Assets - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	May. 31, 2015	May. 31, 2014	May. 31, 2013
Intangible Assets And Goodwill [Line Items]
Intangible assets accumulated impairment	$ 14.9	$ 14.9
Intangible asset amortization expense	32.9	$ 28.2	$ 27.7
Future amortization expense of intangible asset in 2016	39.3
Future amortization expense of intangible asset in 2017	38.9
Future amortization expense of intangible asset in 2018	37.9
Future amortization expense of intangible asset in 2019	37.4
Future amortization expense of intangible asset in 2020	$ 35.4